Quarterly Holdings Report
for

Fidelity® SAI Municipal Income Fund

September 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIM-QTLY-1119
1.9887617.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Alabama - 0.2%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	655,626
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$623,285
5% 4/1/26	500,000	602,625
Montgomery Med. Clinic Facilities 5% 3/1/33	860,000	973,503

TOTAL ALABAMA		2,855,039

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,698,464
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	530,000	530,000
5.25% 10/1/28 (FSA Insured)	1,710,000	1,710,000
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.364%, tender 1/1/37 (a)(b)	515,000	504,144
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	217,248
5% 5/1/51	190,000	216,668
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	4,110,000	4,659,137
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(d)	1,255,000	1,300,745
Series 2019, 5%, tender 6/3/24 (a)(d)	6,210,000	7,126,161
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	538,352
5% 7/1/31	645,000	795,130
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	53,821
5% 7/1/48	60,000	63,836
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	155,000	164,495
6% 1/1/48 (e)	945,000	999,423
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,250,704
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	170,000	186,048
Series 2017 A:
5% 7/1/33 (d)	190,000	229,940
5% 7/1/36 (d)	300,000	361,314
5% 7/1/37 (d)	225,000	270,128
Series 2017 B:
5% 7/1/29	430,000	537,848
5% 7/1/33	600,000	739,170
5% 7/1/36	690,000	843,704
5% 7/1/37	430,000	524,123
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	345,000	367,449
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	170,000	186,675
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	600,000	644,676
5.25% 12/1/22	260,000	287,183
5.5% 12/1/29	1,530,000	1,993,253
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	185,427
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (e)	90,000	102,980
6.125% 10/1/52 (e)	90,000	102,650
Series 2017 B, 6% 10/1/37 (e)	45,000	51,940

TOTAL ARIZONA		27,744,372

California - 3.4%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	565,846
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	735,000	726,652
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,093
Series 2007, 5.625% 5/1/20	20,000	20,071
Series 2016, 5% 9/1/29	380,000	468,437
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	1,550,000	1,561,889
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	1,800,000	2,164,050
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	415,000	469,460
5% 6/1/28	1,065,000	1,202,310
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	236,723
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	621,175
5% 6/1/23	655,000	731,943
5% 6/1/24	365,000	416,523
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	713,516
0% 11/1/30 (FSA Insured)	860,000	679,856
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,102
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (d)	1,275,000	1,403,418
5% 8/1/23 (d)	4,440,000	5,032,118
5% 8/1/24 (d)	2,525,000	2,940,236
5% 8/1/25 (d)	875,000	1,045,748
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	250,000	272,728
5% 3/1/27	345,000	376,019
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	633,610
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	357,432
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	766,325
Series 2011, 0% 8/1/46	200,000	89,332
Series B:
0% 8/1/37	1,345,000	862,575
0% 8/1/39	4,095,000	2,452,414
Poway Unified School District Pub. Fing.:
5% 9/1/24	170,000	195,451
5% 9/1/26	220,000	258,214
5% 9/1/29	455,000	528,478
5% 9/1/31	205,000	236,418
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	730,381
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	437,385
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,269,434
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 A, 5% 5/1/42 (d)	3,500,000	4,132,240
Series 2019 B, 5% 5/1/49	930,000	1,146,578
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	795,000	905,449
5% 6/1/31	995,000	1,130,161
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,644,705
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	842,996
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	249,496
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	569,657
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	915,291
Series 2013 B, 5.5% 8/1/38	170,000	200,773
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	190,000	195,556
5.5% 7/1/38	655,000	674,133
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	380,863

TOTAL CALIFORNIA		43,514,260

Colorado - 1.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	505,650
5% 10/1/43	540,000	626,330
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	310,371
4% 9/1/36	225,000	244,512
5% 9/1/46	1,255,000	1,441,104
Series 2019 A, 5% 11/15/39	1,590,000	1,996,627
Series 2019 A2, 5% 8/1/44	1,500,000	1,789,725
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	790,000	872,555
Series 2019 H, 4.25% 11/1/49	395,000	436,337
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	390,000	442,751
5% 11/15/26 (d)	595,000	723,395
5% 11/15/27 (d)	505,000	625,857
Series 2018 A:
5% 12/1/30 (d)	1,335,000	1,718,866
5% 12/1/34(d)	880,000	1,177,757
5% 12/1/36 (d)	860,000	1,049,897
5% 12/1/37 (d)	1,720,000	2,092,053
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,335,000	2,303,118
Series 2010 C:
5.25% 9/1/25	170,000	175,773
5.375% 9/1/26	170,000	175,948

TOTAL COLORADO		18,708,626

Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	343,160
Series 2015 B, 5% 6/15/32	495,000	575,027
Series 2016 B:
5% 5/15/25	2,200,000	2,597,804
5% 5/15/26	1,235,000	1,491,028
Series 2018 F:
5% 9/15/23	450,000	510,737
5% 9/15/24	560,000	651,980
5% 9/15/25	560,000	666,848
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	102,745
5% 7/1/27	60,000	73,967
5% 7/1/28	110,000	135,390
5% 7/1/29	70,000	85,894
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)	1,350,000	1,366,295
Series U2, 2%, tender 2/8/22 (a)	3,300,000	3,350,127
Series 2016 K, 4% 7/1/46	1,520,000	1,608,738
Series 2019 A:
5% 7/1/26 (e)	1,195,000	1,325,291
5% 7/1/27 (e)	695,000	778,143
5% 7/1/49 (e)	1,045,000	1,131,881
Series 2019 Q-1:
5% 11/1/22	810,000	895,244
5% 11/1/26	870,000	1,063,384
Series K1:
5% 7/1/27	85,000	102,262
5% 7/1/29	220,000	268,151
5% 7/1/30	170,000	205,998
5% 7/1/33	275,000	328,204
5% 7/1/34	130,000	154,601
Series K3, 5% 7/1/43	2,060,000	2,392,525
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	798,694
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	135,000	137,179
Harbor Point Infrastructure Improvement District Series 2017:
5% 4/1/30 (e)	785,000	912,586
5% 4/1/39 (e)	1,010,000	1,140,169
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	224,851
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,365,000	1,468,631
5% 1/1/23	1,770,000	1,962,399
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,070,011

TOTAL CONNECTICUT		29,919,944

District Of Columbia - 1.7%
District of Columbia Rev.:
Series 2018, 5% 10/1/48	7,155,000	8,473,452
Series B, 4.75% 6/1/32	465,000	474,188
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	902,537
5% 10/1/32	900,000	1,130,607
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (d)	525,000	561,797
5% 10/1/23 (d)	560,000	599,250
5% 10/1/24 (d)	505,000	540,395
5% 10/1/25 (d)	680,000	727,661
Series 2017 A:
5% 10/1/28 (d)	1,145,000	1,417,487
5% 10/1/29 (d)	1,390,000	1,713,592
5% 10/1/30 (d)	1,420,000	1,741,900
5% 10/1/31 (d)	250,000	305,268
5% 10/1/32 (d)	385,000	468,703
5% 10/1/33 (d)	190,000	230,867
5% 10/1/35 (d)	430,000	519,655
5% 10/1/42 (d)	860,000	1,023,194
Series 2019 A, 5% 10/1/25 (d)	610,000	728,358

TOTAL DISTRICT OF COLUMBIA		21,558,911

Florida - 10.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	345,000	412,468
5% 7/1/26	300,000	357,573
5% 7/1/28	300,000	355,575
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	165,000	181,860
Series 2012 Q1, 5% 10/1/25	900,000	996,714
Series 2015 C, 5% 10/1/24 (d)	435,000	506,601
Series 2017:
5% 10/1/25 (d)	45,000	53,618
5% 10/1/26 (d)	170,000	206,417
5% 10/1/27 (d)	170,000	210,457
5% 10/1/29 (d)	460,000	567,861
5% 10/1/30 (d)	125,000	153,544
5% 10/1/32 (d)	600,000	731,934
5% 10/1/33 (d)	225,000	273,949
5% 10/1/34 (d)	220,000	267,093
5% 10/1/35 (d)	260,000	314,850
5% 10/1/36 (d)	345,000	416,801
5% 10/1/37 (d)	385,000	463,482
5% 10/1/42 (d)	730,000	870,284
5% 10/1/47 (d)	1,035,000	1,226,009
Series A:
5% 10/1/23 (d)	245,000	278,016
5% 10/1/28 (d)	515,000	611,429
5% 10/1/30 (d)	600,000	707,652
5% 10/1/31 (d)	515,000	605,233
5% 10/1/32 (d)	480,000	562,786
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	140,116
Series 2012 A:
5% 7/1/24	375,000	412,643
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	385,000	422,984
5% 7/1/27	980,000	1,074,717
Series 2015 A:
5% 7/1/24	385,000	448,621
5% 7/1/27	170,000	201,904
Series 2015 B, 5% 7/1/24	475,000	553,494
Series 2016, 5% 7/1/32	380,000	455,620
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/38	3,325,000	4,104,014
5% 7/1/39	4,380,000	5,394,101
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,149,380
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	417,778
5% 7/1/32	2,105,000	2,476,343
Series 2016 A, 5% 7/1/33	230,000	275,250
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2011 E, 5% 6/1/24	1,135,000	1,204,757
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,256,321
Series 2015 C:
5% 10/1/30	565,000	649,400
5% 10/1/40	345,000	387,694
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	456,653
5% 10/1/31	410,000	497,531
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	697,535
Series 2015 B:
5% 10/1/28	170,000	202,021
5% 10/1/30	310,000	368,916
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	170,000	197,713
Series 2016:
5% 10/1/20 (d)	35,000	36,204
5% 10/1/21 (d)	265,000	283,020
5% 10/1/22 (d)	170,000	187,162
5% 10/1/24 (d)	515,000	597,349
5% 10/1/26 (d)	295,000	357,546
5% 10/1/27 (d)	170,000	210,171
Series 2017 A:
5% 10/1/24 (d)	400,000	463,960
5% 10/1/25 (d)	170,000	201,702
5% 10/1/27 (d)	345,000	426,524
5% 10/1/29 (d)	515,000	631,462
5% 10/1/30 (d)	555,000	677,133
5% 10/1/31 (d)	1,485,000	1,803,503
5% 10/1/32 (d)	1,165,000	1,409,685
5% 10/1/34 (d)	1,035,000	1,246,409
5% 10/1/35 (d)	1,365,000	1,639,611
5% 10/1/36 (d)	1,290,000	1,545,897
5% 10/1/37 (d)	1,075,000	1,283,701
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	240,000	262,387
5% 6/1/24	45,000	51,284
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	2,230,000	2,242,443
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	5,000	5,028
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	187,423
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	195,898
5% 6/1/28 (FSA Insured)	170,000	195,604
5% 6/1/30 (FSA Insured)	385,000	441,044
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,085,000	1,153,062
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	541,939
Series 2012 A:
5% 10/1/21 (d)	325,000	347,100
5% 10/1/22 (d)	170,000	186,845
5% 10/1/23 (d)	1,325,000	1,461,210
5% 10/1/24 (d)	1,560,000	1,720,368
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (d)	1,205,000	1,328,525
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100) (d)	690,000	760,732
Series 2014 A:
5% 10/1/28 (d)	860,000	992,603
5% 10/1/33 (d)	1,445,000	1,647,011
5% 10/1/36 (d)	2,730,000	3,096,366
5% 10/1/37	2,225,000	2,546,290
Series 2015 A:
5% 10/1/29 (d)	275,000	323,032
5% 10/1/31 (d)	230,000	268,169
5% 10/1/35 (d)	945,000	1,073,747
Series 2016 A:
5% 10/1/29	250,000	304,315
5% 10/1/31	300,000	362,073
Series 2017 B, 5% 10/1/40 (d)	2,240,000	2,649,382
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	711,306
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	671,772
Series 2014 B:
5% 7/1/26	430,000	492,952
5% 7/1/27	300,000	343,332
5% 7/1/28	170,000	194,305
Series 2016 A:
5% 7/1/32	740,000	877,455
5% 7/1/33	630,000	743,009
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	1,135,000	1,208,185
Series 2015 A:
5% 5/1/26	945,000	1,119,759
5% 5/1/27 (FSA Insured)	135,000	159,570
5% 5/1/28	2,015,000	2,367,565
5% 5/1/29	700,000	823,186
Series 2015 B:
5% 5/1/26	1,465,000	1,735,922
5% 5/1/27	3,810,000	4,484,865
5% 5/1/28	2,925,000	3,436,787
Series 2016 A:
5% 5/1/30	1,295,000	1,548,289
5% 5/1/32	1,720,000	2,043,498
Series 2016 B, 5% 8/1/26	1,865,000	2,291,041
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	380,000	414,314
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,213,901
Series 2016 A, 5% 10/1/44	395,000	461,988
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,048,795
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	190,000	230,253
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	205,000	219,108
5% 10/1/23 (d)	230,000	260,707
5% 10/1/24 (d)	235,000	273,437
5% 10/1/27 (d)	170,000	206,083
5% 10/1/29 (d)	180,000	217,129
5% 10/1/30 (d)	320,000	384,531
5% 10/1/31 (d)	225,000	269,431
5% 10/1/32 (d)	345,000	412,027
5% 10/1/33 (d)	740,000	882,258
5% 10/1/34 (d)	775,000	921,622
5% 10/1/35 (d)	815,000	966,981
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22 (Escrowed to Maturity)	115,000	127,804
5% 12/1/23 (Escrowed to Maturity)	240,000	274,824
5% 12/1/24 (Escrowed to Maturity)	265,000	311,637
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	95,000	111,719
5% 12/1/31 (Pre-Refunded to 12/1/24 @ 100)	85,000	99,959
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	964,070
5% 8/1/29	1,030,000	1,225,731
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,040,093
5% 10/1/32	1,080,000	1,288,105
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	240,000	240,401
6.25% 4/1/39	570,000	571,003
Series 2010, 5.25% 10/1/34 (Pre-Refunded to 4/1/20 @ 100)	600,000	611,616
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	482,516
5% 8/15/26	585,000	712,922
5% 8/15/27	385,000	477,354
5% 8/15/28	260,000	324,272
5% 8/15/30	560,000	692,328
5% 8/15/31	540,000	664,108
5% 8/15/32	400,000	489,764
5% 8/15/34	1,115,000	1,356,944
5% 8/15/35	740,000	897,065
5% 8/15/42	1,135,000	1,344,782
5% 8/15/47	1,685,000	1,979,791
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	215,437
Series 2015 A, 5% 12/1/40	380,000	427,671
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	395,000	435,693
5% 9/1/25	70,000	76,706
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	202,793
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,017,586
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	354,075
5% 8/1/26	60,000	69,533

TOTAL FLORIDA		127,846,296

Georgia - 2.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	470,000	557,354
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	170,000	203,194
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	346,804
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,852,665
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,513,714
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	1,310,000	1,314,456
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010, 6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,575,000	1,638,772
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	552,569
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	420,713
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	590,000	651,572
5% 10/1/23	690,000	761,788
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	402,525
5% 8/1/39	355,000	404,057
5% 8/1/43	470,000	547,663
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,792,394
Series 2019 B, 4%, tender 12/2/24 (a)	4,600,000	5,178,818
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	694,716
5% 4/1/30	345,000	395,929
5% 4/1/44	655,000	737,615

TOTAL GEORGIA		27,967,318

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	1,290,000	1,474,909
Series 2018 A:
5% 7/1/29 (d)	220,000	275,697
5% 7/1/30 (d)	260,000	323,911
5% 7/1/31 (d)	250,000	309,880
5% 7/1/32 (d)	260,000	320,921
5% 7/1/33 (d)	260,000	319,933
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	270,000	294,827
5.25% 8/1/24 (d)	345,000	391,451
5.25% 8/1/25 (d)	430,000	487,379

TOTAL HAWAII		4,198,908

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	195,000	213,034
Illinois - 22.4%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	303,357
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	321,288
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	407,163
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	434,678
Series 2010 F, 5% 12/1/20	225,000	232,351
Series 2011 A:
5% 12/1/41	995,000	1,034,541
5.25% 12/1/41	615,000	642,632
5.5% 12/1/39	1,360,000	1,429,673
Series 2012 A, 5% 12/1/42	1,585,000	1,674,648
Series 2015 C, 5.25% 12/1/39	295,000	325,276
Series 2016 B, 6.5% 12/1/46	140,000	169,569
Series 2017 A, 7% 12/1/46 (e)	480,000	610,939
Series 2017 C:
5% 12/1/22	455,000	492,961
5% 12/1/23	390,000	431,270
5% 12/1/24	990,000	1,111,523
5% 12/1/25	565,000	643,382
5% 12/1/26	165,000	190,435
5% 12/1/30	440,000	509,802
Series 2017 D:
5% 12/1/23	510,000	563,968
5% 12/1/24	215,000	241,391
5% 12/1/31	515,000	594,058
Series 2018 A:
5% 12/1/25	170,000	193,584
5% 12/1/26	170,000	196,206
5% 12/1/28	815,000	962,385
5% 12/1/30	345,000	405,637
5% 12/1/32	200,000	233,354
5% 12/1/35	170,000	196,573
Series 2018 C, 5% 12/1/46	1,315,000	1,486,818
Series 2019 A:
5% 12/1/28	570,000	673,079
5% 12/1/30	1,155,000	1,368,259
5% 12/1/31	655,000	773,712
5% 12/1/33	1,545,000	1,814,309
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	800,000	893,904
Series 2014 A:
5% 1/1/27 (d)	1,780,000	2,009,869
5% 1/1/28 (d)	3,295,000	3,713,333
5% 1/1/33 (d)	925,000	1,032,411
5% 1/1/34 (d)	450,000	501,674
Series 2016 A, 5% 1/1/28 (d)	345,000	407,041
Series 2016 B:
4% 1/1/35	270,000	296,066
5% 1/1/36	345,000	404,226
5% 1/1/37	465,000	543,659
5% 1/1/46	1,220,000	1,407,782
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,200,658
Series 2013 D, 5% 1/1/27	550,000	611,446
Series 2015 A:
5% 1/1/31 (d)	1,040,000	1,195,646
5% 1/1/32 (d)	2,100,000	2,408,154
Series 2015 C:
5% 1/1/24 (d)	245,000	278,467
5% 1/1/46 (d)	410,000	460,807
Series 2016 B, 5% 1/1/34	1,050,000	1,240,271
Series 2016 C:
5% 1/1/33	470,000	556,137
5% 1/1/34	545,000	643,759
Series 2016 G:
5% 1/1/37 (d)	345,000	406,938
5% 1/1/42 (d)	345,000	402,484
5.25% 1/1/29 (d)	60,000	73,567
5.25% 1/1/31 (d)	70,000	85,159
Series 2017 A, 5% 1/1/31	610,000	739,643
Series 2017 B:
5% 1/1/35	360,000	431,975
5% 1/1/37	1,470,000	1,755,562
Series 2017 C:
5% 1/1/30	105,000	127,889
5% 1/1/31	105,000	127,316
5% 1/1/32	110,000	132,927
Series 2017 D:
5% 1/1/28 (d)	515,000	623,763
5% 1/1/29 (d)	430,000	519,337
5% 1/1/32 (d)	465,000	554,978
5% 1/1/34 (d)	700,000	831,712
5% 1/1/35 (d)	515,000	610,337
5% 1/1/36 (d)	640,000	756,730
5% 1/1/37 (d)	345,000	406,938
Series 2018 A:
5% 1/1/37 (d)	3,500,000	4,261,425
5% 1/1/39 (d)	3,420,000	4,139,363
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	455,000	538,015
5% 7/1/48 (d)	1,875,000	2,191,838
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,486,787
Series 2017, 5% 12/1/46	705,000	801,437
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	378,903
5% 6/1/23	310,000	344,444
5% 6/1/24	50,000	56,983
5% 6/1/25	50,000	58,371
5% 6/1/26	40,000	47,675
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	375,243
Series 2012 C, 5% 12/15/21	170,000	180,635
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	124,980
5.25% 11/15/33	3,100,000	3,213,708
Series 2010 G, 5% 11/15/25	585,000	607,441
Series 2012 C, 5% 11/15/24	1,910,000	2,092,730
Series 2016 A:
5% 11/15/26	920,000	1,112,059
5% 11/15/27	480,000	574,627
5% 11/15/28	630,000	751,496
5% 11/15/29	780,000	925,135
5% 11/15/30	860,000	1,015,135
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	155,000	180,040
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	110,000	132,694
5% 8/1/30	155,000	186,215
5% 8/1/32	210,000	250,373
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	189,156
5% 10/1/29	170,000	205,562
5% 10/1/30	170,000	204,775
5% 10/1/35	345,000	410,322
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,879,628
5% 5/15/43	7,175,000	8,523,685
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,205,000	5,320,655
5.375% 5/15/30	1,250,000	1,274,800
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	214,466
4% 2/15/33	45,000	50,480
5% 2/15/25	40,000	47,566
5% 2/15/26	525,000	639,692
5% 2/15/29	1,060,000	1,307,743
5% 2/15/36	240,000	286,354
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	192,707
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	97,780
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	320,000	330,112
Series 2010, 5.25% 5/1/25	1,205,000	1,231,498
Series 2012 A:
5% 5/15/20	85,000	86,863
5% 5/15/22	375,000	408,083
5% 5/15/23	50,000	54,425
Series 2012:
4% 9/1/32	1,510,000	1,582,963
5% 9/1/32	325,000	355,592
5% 9/1/38	4,520,000	4,914,732
5% 11/15/43	900,000	954,234
Series 2013:
5% 11/15/24	85,000	93,480
5% 11/15/27	15,000	16,348
5% 11/15/28	495,000	538,709
5% 11/15/29	240,000	260,659
5% 5/15/43	2,030,000	2,152,856
Series 2014, 5% 8/1/38	2,300,000	2,606,889
Series 2015 A:
5% 11/15/21	105,000	112,824
5% 11/15/45	555,000	625,718
Series 2015 B, 5% 11/15/27	545,000	641,432
Series 2015 C:
4.125% 8/15/37	150,000	157,785
5% 8/15/35	1,285,000	1,463,564
5% 8/15/44	6,275,000	7,040,676
Series 2016 A:
5% 8/15/22	170,000	183,950
5% 8/15/25	410,000	475,252
5% 8/15/26	545,000	643,961
5% 7/1/28	210,000	251,551
5% 2/15/29	885,000	1,046,380
5% 2/15/30	935,000	1,100,215
5% 7/1/30	120,000	142,681
5% 2/15/31	755,000	883,916
5% 7/1/31	215,000	253,863
5% 2/15/32	730,000	850,742
5% 7/1/33	110,000	128,752
5% 7/1/34	860,000	1,003,156
5% 8/15/34	110,000	126,618
5% 8/15/35	90,000	103,422
5% 7/1/36	445,000	515,924
5% 8/15/36	350,000	401,366
5.25% 8/15/27	390,000	466,358
5.25% 8/15/28	500,000	596,765
5.25% 8/15/30	385,000	457,322
5.25% 8/15/31	105,000	124,149
Series 2016 B:
5% 8/15/31	1,270,000	1,534,833
5% 8/15/32	1,040,000	1,249,279
5% 8/15/34	1,295,000	1,547,680
5% 8/15/36	1,805,000	2,141,813
Series 2016 C:
3.75% 2/15/34	250,000	268,570
4% 2/15/36	1,070,000	1,191,755
5% 2/15/24	115,000	132,980
5% 2/15/30	1,335,000	1,634,948
5% 2/15/31	4,825,000	5,886,211
5% 2/15/32	760,000	923,491
5% 2/15/34	605,000	728,130
5% 2/15/41	1,840,000	2,169,581
Series 2016:
4% 2/15/41	3,075,000	3,385,913
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,842
5% 5/15/29	215,000	255,755
5% 12/1/29	295,000	348,439
5% 5/15/30	455,000	538,797
5% 12/1/46	805,000	919,149
Series 2017 A, 5% 8/1/42	150,000	170,495
Series 2017:
5% 1/1/29	575,000	711,568
5% 7/1/33	1,175,000	1,433,735
5% 7/1/34	965,000	1,173,179
5% 7/1/35	810,000	982,352
Series 2018 A:
4.25% 1/1/44	530,000	572,183
5% 1/1/38	2,140,000	2,485,610
5% 1/1/44	3,200,000	3,675,392
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	539,467
Series 2012 A, 4% 1/1/23	435,000	449,799
Series 2012:
5% 8/1/21	415,000	436,107
5% 3/1/23	885,000	938,295
5% 8/1/23	790,000	864,086
Series 2013:
5% 1/1/22	505,000	508,570
5.5% 7/1/24	170,000	187,612
5.5% 7/1/25	900,000	992,862
Series 2014:
5% 2/1/22	180,000	191,052
5% 2/1/23	760,000	822,487
5% 2/1/25	625,000	685,319
5% 2/1/26	470,000	515,059
5% 4/1/28	395,000	432,924
5% 5/1/28	370,000	406,094
5.25% 2/1/31	75,000	82,355
Series 2016:
5% 11/1/20	805,000	829,182
5% 2/1/23	310,000	335,488
5% 2/1/24	1,725,000	1,891,514
5% 6/1/25	1,515,000	1,700,148
5% 11/1/25	515,000	582,038
5% 6/1/26	205,000	233,860
5% 2/1/27	1,160,000	1,327,922
Series 2017 D:
5% 11/1/21	2,100,000	2,219,868
5% 11/1/22	4,110,000	4,425,196
5% 11/1/23	4,305,000	4,712,296
5% 11/1/24	6,025,000	6,701,668
5% 11/1/25	8,065,000	9,042,720
5% 11/1/26	1,810,000	2,052,974
5% 11/1/27	600,000	686,688
Series 2019 B:
5% 9/1/21	990,000	1,044,905
5% 9/1/22	970,000	1,043,943
5% 9/1/23	990,000	1,084,743
5% 9/1/24	990,000	1,097,375
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,551,822	1,601,185
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/26	1,785,000	2,115,778
5% 2/1/31	700,000	819,763
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	2,025,000	2,246,960
Series 2014 C, 5% 1/1/38	790,000	903,942
Series 2015 A:
5% 1/1/37	1,505,000	1,745,710
5% 1/1/40	2,685,000	3,097,335
Series 2015 B, 5% 1/1/40	1,495,000	1,731,898
Series 2016 A:
5% 12/1/31	1,210,000	1,428,151
5% 12/1/32	1,775,000	2,087,968
Series 2019 A, 5% 1/1/44	5,000,000	6,091,500
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	345,000	344,528
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	535,000	513,349
0% 12/1/21 (Escrowed to Maturity)	330,000	319,843
6.5% 1/1/20 (AMBAC Insured)	540,000	546,754
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,397,752
5% 2/1/35	860,000	995,321
5% 2/1/36	1,480,000	1,709,400
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	302,985
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	802,402
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	620,000	611,559
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	998,753
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	4,785,044
0% 6/15/44 (FSA Insured)	10,070,000	4,322,950
0% 6/15/45 (FSA Insured)	5,250,000	2,164,103
0% 6/15/47 (FSA Insured)	625,000	237,013
Series 2012 B, 0% 12/15/51	2,255,000	660,151
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	207,702
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	468,244
Series 1996 A, 0% 6/15/24	525,000	470,153
Series 2002, 5.5% 6/15/20	45,000	45,126
Series 2017 B:
5% 12/15/25	170,000	192,908
5% 12/15/26	570,000	656,988
5% 12/15/27	60,000	69,926
5% 12/15/31	115,000	131,284
5% 12/15/34	70,000	79,145
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370,000	368,580
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,971,611
5% 6/1/28	475,000	570,285
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,362,132
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	272,426
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	831,026
Series 2010 A:
5% 4/1/25	1,055,000	1,072,323
5.25% 4/1/30	725,000	736,745
Series 2013:
6% 10/1/42	945,000	1,068,039
6.25% 10/1/38	935,000	1,068,247
Series 2018 A, 5% 4/1/30	715,000	892,234
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	917,494
Series 2012, 0% 11/1/25	205,000	180,804
0% 11/1/19 (Escrowed to Maturity)	250,000	249,712
0% 11/1/19 (FSA Insured)	1,620,000	1,618,097
Will County Illinois Series 2016:
5% 11/15/31	280,000	333,105
5% 11/15/32	215,000	255,059
5% 11/15/33	260,000	307,447
5% 11/15/34	260,000	306,264

TOTAL ILLINOIS		286,737,793

Indiana - 1.4%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,260,971
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	785,000	842,737
5% 3/1/41	1,440,000	1,531,843
Series 2015 A, 5.25% 2/1/32	1,215,000	1,464,646
Series 2016:
4% 9/1/21	70,000	73,289
5% 9/1/22	50,000	55,000
5% 9/1/23	75,000	84,844
5% 9/1/24	115,000	133,570
5% 9/1/26	225,000	273,832
5% 9/1/27	110,000	133,274
5% 9/1/28	530,000	640,166
5% 9/1/29	260,000	312,733
5% 9/1/30	240,000	287,602
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	70,000	77,719
5% 10/1/26	440,000	487,696
Series 2015 A, 5% 10/1/30	830,000	969,897
Series 2011 A, 5.25% 10/1/25	300,000	322,623
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,415,190
Series 2016:
4% 1/1/32 (d)	170,000	189,011
4% 1/1/33 (d)	170,000	188,445
4% 1/1/34 (d)	170,000	187,976
4% 1/1/35 (d)	480,000	529,138
5% 1/1/26 (d)	180,000	214,945
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	370,000	411,832
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	260,528
5% 7/1/35	405,000	513,232
5% 7/1/36	440,000	556,138
5% 7/1/37	410,000	516,395
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43 (c)	1,685,000	2,036,592
Series 2020, 4% 4/1/37 (c)	830,000	906,958
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	300,000	329,358
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	335,000	341,596

TOTAL INDIANA		17,549,776

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	272,220
5% 5/15/48	575,000	650,480

TOTAL IOWA		922,700

Kansas - 0.3%
Kansas Dev. Fin. Agcy. Series 2009, 5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	45,000	45,227
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	320,000	352,195
5% 9/1/25	690,000	758,379
5% 9/1/26	335,000	367,696
Series 2016 A:
5% 9/1/40	775,000	894,459
5% 9/1/45	1,170,000	1,345,032

TOTAL KANSAS		3,762,988

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	114,695
5% 1/1/22	125,000	135,358
5% 1/1/23	75,000	83,861
5% 1/1/28	275,000	331,642
5% 1/1/31	260,000	309,587
5% 1/1/32	260,000	308,329
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	280,000	305,640
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	175,000	210,485
5% 5/1/27	505,000	614,514
5% 5/1/29	935,000	1,150,770
5% 5/1/32	245,000	301,568
5% 5/1/33	190,000	233,284
5% 5/1/34	215,000	263,287
5% 5/1/35	130,000	156,822
5% 5/1/36	110,000	132,353
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	585,000	661,770
5.75% 10/1/38	1,510,000	1,714,484
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	345,000	376,599
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	905,000	987,889
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	125,000	136,449
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	515,000	542,908
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,424,276

TOTAL KENTUCKY		10,496,570

Louisiana - 0.9%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	280,000	335,882
5% 12/1/39	265,000	312,337
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	580,205
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	305,157
5% 12/15/25	535,000	642,728
5% 12/15/26	215,000	264,289
5% 12/15/28	345,000	420,213
5% 12/15/29	245,000	297,413
5% 12/15/30	480,000	580,440
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	240,000	277,147
5% 1/1/29 (d)	895,000	1,029,268
5% 1/1/30 (d)	1,205,000	1,382,231
5% 1/1/31 (d)	430,000	491,817
5% 1/1/40 (d)	1,425,000	1,602,484
Series 2017 B:
5% 1/1/27 (d)	70,000	84,428
5% 1/1/28 (d)	40,000	48,087
5% 1/1/32 (d)	70,000	82,976
5% 1/1/33 (d)	120,000	141,802
5% 1/1/34 (d)	35,000	41,277
5% 1/1/35 (d)	70,000	82,343
5% 1/1/37 (d)	1,000,000	1,170,060
Series 2017 D2:
5% 1/1/27 (d)	85,000	102,520
5% 1/1/28 (d)	125,000	150,273
5% 1/1/31 (d)	110,000	130,913
5% 1/1/33 (d)	175,000	206,794
5% 1/1/34 (d)	210,000	247,664
5% 1/1/36 (d)	160,000	187,898
5% 1/1/37 (d)	265,000	310,066

TOTAL LOUISIANA		11,508,712

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	861,360
Series 2013, 5% 7/1/25	305,000	335,527
Series 2016 A:
4% 7/1/41	405,000	423,982
4% 7/1/46	555,000	578,782
5% 7/1/41	1,790,000	2,007,020
5% 7/1/46	4,775,000	5,339,978
Series 2017 B:
4% 7/1/25	75,000	84,311
4% 7/1/31	120,000	134,117
4% 7/1/32	85,000	94,314
4% 7/1/34	175,000	193,380
5% 7/1/26	55,000	66,560
5% 7/1/28	90,000	110,263
5% 7/1/29	70,000	85,442
5% 7/1/33	170,000	203,985
5% 7/1/35	130,000	155,497
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	212,402
5% 7/1/36	450,000	526,815
5% 7/1/38	115,000	133,987

TOTAL MAINE		11,547,722

Maryland - 0.9%
City of Westminster Series 2016:
5% 11/1/27	445,000	527,076
5% 11/1/28	475,000	562,547
5% 11/1/29	500,000	589,180
5% 11/1/30	530,000	620,641
5% 11/1/31	2,975,000	3,452,904
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	265,364
5% 6/1/35	345,000	417,305
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	310,000	351,931
5% 3/31/46 (d)	515,000	580,539
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	646,657
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	170,000	170,570
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	580,000	598,670
Series 2015, 5% 7/1/24	130,000	149,929
Series 2016 A:
4% 7/1/42	295,000	312,800
5% 7/1/35	120,000	139,252
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,105,000	1,208,903
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	305,000	305,125
3% 11/1/25	220,000	221,173

TOTAL MARYLAND		11,120,566

Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/29	125,000	144,770
5% 7/1/30	130,000	149,967
5% 7/1/31	140,000	160,670
5% 7/1/32	170,000	194,240
5% 7/1/34	170,000	193,720
5% 7/1/37	170,000	192,054
5% 7/1/42	155,000	173,385
5% 7/1/47	240,000	267,305
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	331,674
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	844,039
5% 7/1/34	725,000	899,544
Series 2017, 4% 7/1/41	1,720,000	1,924,646
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	275,000	293,299
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	183,335
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	208,712
5% 10/1/28	180,000	214,675
5% 10/1/29	190,000	225,895
5% 10/1/31	210,000	247,113
5% 10/1/32	220,000	257,572
Series 2016:
5% 10/1/29	170,000	210,219
5% 10/1/30	260,000	319,888
5% 7/1/31	290,000	344,024
5% 10/1/31	280,000	342,877
5% 10/1/43	1,500,000	1,713,210
Series 2017, 5% 7/1/27	110,000	127,903
Series 2019, 5% 9/1/59	4,040,000	4,817,983
Series BB1, 5% 10/1/46	70,000	83,194
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	415,000	505,159
Series 2017 A:
5% 4/1/36	365,000	445,264
5% 4/1/42	1,380,000	1,655,282
Series 2017 D, 5% 2/1/33	930,000	1,141,436
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	155,000	155,756
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	435,906
5% 7/1/34	185,000	223,626
5% 7/1/38	270,000	323,349
Series 2016 B, 5% 7/1/43 (d)	1,480,000	1,729,661
Series 2017 A, 5% 7/1/25 (d)	310,000	367,428
Series 2019 A, 5% 7/1/40 (d)	500,000	616,765

TOTAL MASSACHUSETTS		22,665,545

Michigan - 2.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	453,462
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	752,010
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	509,851
5% 7/1/48	1,815,000	2,196,858
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	485,490
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	515,000	549,335
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	860,000	1,025,490
Series 2016 I, 5% 4/15/24	50,000	58,128
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	650,121
(Trinity Health Proj.) Series 2017:
5% 12/1/35	330,000	403,824
5% 12/1/42	445,000	533,079
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	355,000	363,337
5% 6/1/21 (Escrowed to Maturity)	60,000	63,508
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	600,000	657,432
Series 2012, 5% 11/15/42	1,785,000	1,920,731
Series 2015 MI, 5% 12/1/24	765,000	900,680
Series 2016, 5% 11/15/41	325,000	382,753
Series MI, 5.5% 12/1/27	820,000	996,079
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	315,282
Series 2012 A, 5% 6/1/26	345,000	376,129
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,253,845
5% 3/1/41	1,075,000	1,318,326
5% 3/1/44	2,100,000	2,561,811
5% 3/1/50	3,400,000	4,118,352
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	592,552
5% 11/1/31	435,000	523,131
5% 11/1/36	45,000	53,537
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	4,000,000	4,847,320
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	1,205,000	1,427,636
Series 2015 G, 5% 12/1/28 (d)	945,000	1,116,962
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	289,833
4% 12/1/34 (FSA Insured)	210,000	237,987
4% 12/1/35 (FSA Insured)	205,000	231,707
4% 12/1/36 (FSA Insured)	215,000	242,367
5% 12/1/31	65,000	80,098
5% 12/1/32	65,000	79,814
5% 12/1/34	120,000	146,414
5% 12/1/35	110,000	133,868
5% 12/1/37	75,000	90,732
Series 2017 B:
5% 12/1/29 (d)	105,000	129,016
5% 12/1/30 (d)	120,000	146,611
5% 12/1/31 (d)	140,000	170,276
5% 12/1/32 (d)	90,000	109,076
5% 12/1/32 (d)	110,000	133,315
5% 12/1/34 (d)	105,000	126,624
5% 12/1/35 (d)	110,000	132,312
5% 12/1/37 (d)	145,000	173,379
5% 12/1/42 (d)	170,000	201,013
Series 2018 B, 5% 12/1/48 (d)	1,000,000	1,193,300
Series 2018 D, 5% 12/1/29 (d)	800,000	1,003,464

TOTAL MICHIGAN		36,458,257

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	570,205
Series 2017:
4% 5/1/21	85,000	88,188
5% 5/1/25	140,000	164,742
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	158,171
5% 10/1/45	285,000	332,777
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	230,274
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	260,000	313,521

TOTAL MINNESOTA		1,857,878

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	141,066
5% 3/1/31	130,000	151,658
5% 3/1/36	260,000	298,932
Kansas City Spl. Oblig.:
5% 9/1/26	205,000	205,578
5% 9/1/27	85,000	85,240
5% 9/1/28	170,000	170,479
5% 9/1/29	170,000	170,471
5% 9/1/30	240,000	240,648
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	80,000	82,286
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	181,718
3.25% 2/1/28	170,000	182,680
4% 2/1/40	140,000	150,009
5% 2/1/29	215,000	254,485
5% 2/1/31	445,000	523,556
5% 2/1/33	495,000	578,432
5% 2/1/36	465,000	538,623
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	235,000	257,642
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	3,070,000	3,806,002
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	560,000	636,474

TOTAL MISSOURI		8,655,979

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	325,000	341,075
Series 2019 B, 4% 6/1/50	115,000	128,138

TOTAL MONTANA		469,213

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	192,850
5% 7/1/36	120,000	145,384
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (d)	655,000	710,596
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	501,258
5% 1/1/40	195,000	228,503
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	130,000	144,117
5% 12/15/23 (d)	130,000	148,035
5% 12/15/25 (d)	70,000	83,593
5% 12/15/26 (d)	250,000	305,410
5% 12/15/27 (d)	170,000	207,378
5% 12/15/30 (d)	260,000	314,600
5% 12/15/31 (d)	135,000	162,795
5% 12/15/33 (d)	140,000	168,071
5% 12/15/35 (d)	345,000	412,165
5% 12/15/36 (d)	85,000	101,119
Series 2017 C, 5% 12/15/21 (d)	70,000	75,322

TOTAL NEBRASKA		3,901,196

Nevada - 0.8%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	1,200,000	1,274,496
Series 2019 A, 5% 7/1/26	1,935,000	2,369,349
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	335,000	343,901
5% 7/1/22 (d)	385,000	420,909
5% 7/1/23 (d)	690,000	775,519
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	930,000	986,842
Series 2016 B, 5% 6/1/36	780,000	935,438
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	360,000	394,931
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(d)	2,100,000	2,114,028

TOTAL NEVADA		9,615,413

New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	614,380
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	85,000	105,822
5% 8/1/29	145,000	179,659
5% 8/1/30	170,000	209,727
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	554,294
5% 7/1/32	660,000	824,116
5% 7/1/33	600,000	746,994
5% 7/1/34	920,000	1,141,490
5% 7/1/35	965,000	1,193,251
5% 7/1/36	1,015,000	1,251,109
5% 7/1/37	890,000	1,091,852
Series 2017 B, 4.125% 7/1/24 (e)	365,000	365,577
Series 2017 C, 3.5% 7/1/22 (e)	115,000	115,139
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	67,737
Series 2012:
4% 7/1/32	475,000	495,606
5% 7/1/24	170,000	185,516
5% 7/1/25	205,000	223,645
5% 7/1/27	85,000	92,517
Series 2016:
3% 10/1/20	95,000	96,207
4% 10/1/38	415,000	449,831
5% 10/1/22	185,000	203,161
5% 10/1/24	365,000	422,604
5% 10/1/25	360,000	426,910
5% 10/1/29	1,150,000	1,373,871
5% 10/1/31	895,000	1,059,537
5% 10/1/33	695,000	819,176
5% 10/1/38	1,285,000	1,493,029
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	305,000	329,949

TOTAL NEW HAMPSHIRE		16,132,706

New Jersey - 4.4%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	216,754
5% 7/1/30 (FSA Insured)	435,000	523,001
5% 7/1/32 (FSA Insured)	215,000	256,282
5% 7/1/33 (FSA Insured)	225,000	267,383
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,614,739
Series 2017 B, 5% 11/1/23	3,100,000	3,481,579
Series 2013 NN:
5% 3/1/27	13,685,000	14,968,927
5% 3/1/29	430,000	469,173
Series 2013:
5% 3/1/24	3,100,000	3,410,000
5% 3/1/25	380,000	416,670
Series 2014 PP, 5% 6/15/26	1,100,000	1,240,558
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,388,876
Series 2016 AAA:
5.5% 6/15/31	345,000	412,354
5.5% 6/15/32	860,000	1,024,260
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	424,328
5% 7/1/32	415,000	487,799
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	85,000	87,020
5% 7/1/21	60,000	63,358
5% 7/1/22	60,000	65,308
5% 7/1/23	200,000	223,318
5% 7/1/24	330,000	377,018
5% 7/1/25	345,000	402,722
5% 7/1/26	190,000	226,197
5% 7/1/26	60,000	71,389
5% 7/1/27	130,000	159,552
5% 7/1/27	85,000	101,013
5% 7/1/28	65,000	79,616
5% 7/1/29	120,000	141,937
5% 7/1/29	85,000	100,539
5% 7/1/30	170,000	206,922
5% 7/1/30	145,000	170,603
Series 2016:
4% 7/1/48	500,000	534,500
5% 7/1/41	625,000	713,069
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	210,000	231,168
5% 12/1/23 (d)	350,000	394,811
5% 12/1/26 (d)	915,000	1,099,135
Series 2017 1B, 5% 12/1/21 (d)	220,000	235,706
Series 2018 B:
5% 12/1/25 (d)	725,000	854,753
5% 12/1/26 (d)	215,000	258,267
Series 2019 A:
5% 12/1/23	310,000	353,974
5% 12/1/24	180,000	210,946
5% 12/1/25	330,000	396,073
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	5,825,635
Series 2001 A, 6% 6/15/35	670,000	714,883
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	77,798
Series 2010 A, 0% 12/15/27	2,350,000	1,904,534
Series 2014 AA, 5% 6/15/24	1,720,000	1,958,736
Series 2016 A:
5% 6/15/27	465,000	553,410
5% 6/15/28	1,905,000	2,250,796
5% 6/15/29	385,000	453,950
Series 2016 A-2, 5% 6/15/23	925,000	1,033,392

TOTAL NEW JERSEY		56,134,731

New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	510,000	554,722
New York - 3.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	244,539
4% 7/1/34	215,000	243,733
Series 2017:
4% 12/1/20 (e)	200,000	204,746
4% 12/1/21 (e)	200,000	208,780
5% 12/1/22 (e)	300,000	328,101
5% 12/1/23 (e)	200,000	224,324
5% 12/1/24 (e)	200,000	229,770
5% 12/1/25 (e)	200,000	235,158
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,135,000	1,199,457
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,923,659
New York City Gen. Oblig.:
Series 2012 A1, 5% 8/1/24	1,275,000	1,360,247
Series 2012 E, 5% 8/1/24	860,000	932,825
Series 2015 C, 5% 8/1/27	120,000	142,284
Series 2016 C and D, 5% 8/1/28	450,000	545,756
Series 2016 E, 5% 8/1/28	755,000	927,721
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	821,797
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011:
5.375% 6/15/43	1,230,000	1,288,007
5.375% 6/15/43 (Pre-Refunded to 12/15/20 @ 100)	2,410,000	2,531,247
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,367,906
Series 2013 2, 5% 6/15/47	365,000	404,971
Series AA, 5% 6/15/40	1,300,000	1,646,099
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	990,273
Series 2015 S2, 5% 7/15/35	305,000	359,854
New York City Transitional Fin. Auth. Rev. Series 2018 A2, 5% 8/1/39	2,000,000	2,424,420
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,059,281
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	690,000	708,644
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,414,706
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	5,250,000	5,806,658
Series 2014 B, 5% 11/15/44	1,720,000	1,939,369
Series 2015 A1, 5% 11/15/45	1,280,000	1,462,285
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	250,000	268,405
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	740,000	822,621
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,321,270
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,140,626
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	199,198
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	212,142
4% 3/1/24 (FSA Insured)	235,000	261,200
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	1,021,697

TOTAL NEW YORK		41,423,776

North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	331,671
5% 7/1/33	215,000	266,273
5% 7/1/37	605,000	741,331
Series 2017 B:
5% 7/1/20 (d)	35,000	35,925
5% 7/1/21 (d)	35,000	37,160
5% 7/1/22 (d)	25,000	27,389
5% 7/1/23 (d)	30,000	33,847
5% 7/1/24 (d)	35,000	40,574
5% 7/1/25 (d)	15,000	17,833
5% 7/1/26 (d)	15,000	18,260
5% 7/1/27 (d)	35,000	43,491
5% 7/1/28 (d)	30,000	37,169
5% 7/1/29 (d)	40,000	49,408
5% 7/1/30 (d)	45,000	55,362
5% 7/1/31 (d)	85,000	104,095
5% 7/1/32 (d)	85,000	103,769
5% 7/1/33 (d)	90,000	109,639
5% 7/1/34 (d)	95,000	115,434
5% 7/1/35 (d)	65,000	78,778
5% 7/1/36 (d)	55,000	66,503
5% 7/1/37 (d)	65,000	78,346
5% 7/1/42 (d)	205,000	244,633
Series 2017 C, 4% 7/1/32	250,000	289,430
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	935,000	987,771
5% 11/1/30 (FSA Insured)	220,000	220,548
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	70,000	83,890
5% 10/1/47	565,000	647,179
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	244,971
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,625,000	1,662,148
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,744,665
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,114,070
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	165,000	165,457

TOTAL NORTH CAROLINA		11,797,019

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	920,000	930,976
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	395,000	402,892

TOTAL NORTH DAKOTA		1,333,868

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,863,536
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	611,377
5% 8/1/26	345,000	418,813
5% 8/1/27	430,000	532,026
5% 8/1/28	430,000	537,977
5% 8/1/29	860,000	1,070,812
5% 8/1/30	730,000	903,127
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	686,183
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,440,752
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,425,000	2,777,789
Series 2012 B:
5% 2/15/42	335,000	357,904
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	95,000	103,104
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,178,860
Columbus City School District 5% 12/1/29	360,000	439,999
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,322,178
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	704,990
5% 12/1/26	115,000	130,565
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	240,000	278,561
5% 8/15/30	260,000	300,188
5.75% 8/15/38	30,000	30,102
6% 8/15/43	140,000	140,507
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,698,511
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	826,911
5% 2/15/44	915,000	980,541
5% 2/15/48	2,340,000	2,502,700
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,441,314
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	165,000	184,577
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	234,936
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	448,795
5% 2/15/34	75,000	86,912
Series 2019, 5% 2/15/29	1,100,000	1,255,023
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	919,964
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	138,011
5% 12/1/42	170,000	178,692

TOTAL OHIO		29,726,237

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	480,000	585,576
5% 9/1/28	250,000	303,053
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	390,000	462,743
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	262,022
5% 10/1/29	240,000	285,514
5% 10/1/36	170,000	200,549
5% 10/1/39	345,000	406,265
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	92,248
5% 8/15/23	45,000	50,106
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	261,952

TOTAL OKLAHOMA		2,910,028

Oregon - 0.2%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	140,000	140,139
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	170,000	172,363
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	135,000	142,636
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,970,000	2,162,863

TOTAL OREGON		2,618,001

Pennsylvania - 7.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	1,635,000	1,850,607
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	211,550
5% 7/15/29	270,000	339,331
5% 7/15/32	170,000	210,429
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	535,000	597,461
Series 2018 A, 5% 11/15/23	225,000	254,567
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26 (c)	1,750,000	2,076,060
5% 6/1/28 (c)	945,000	1,167,349
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	63,406
5% 6/1/23	85,000	95,311
5% 6/1/28	185,000	223,014
5% 6/1/29	200,000	240,196
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	783,633
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	250,000	276,208
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	474,531
4% 7/15/35	445,000	488,356
4% 7/15/37	860,000	934,846
5% 7/15/25	70,000	82,541
5% 7/15/26	215,000	258,894
5% 7/15/27	365,000	446,742
5% 7/15/28	270,000	332,807
5% 7/15/29	285,000	350,630
5% 7/15/30	380,000	464,873
5% 7/15/31	260,000	316,324
5% 7/15/32	270,000	326,959
5% 7/15/34	295,000	355,469
5% 7/15/36	865,000	1,036,945
5% 7/15/38	1,035,000	1,224,115
5% 7/15/43	1,205,000	1,414,574
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	527,031
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,729,364
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	202,623
5% 7/1/27	170,000	203,925
5% 7/1/28	170,000	203,517
5% 7/1/34	635,000	747,643
5% 7/1/36	345,000	404,440
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	378,044
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	705,000	772,483
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	236,624
5% 10/1/22	240,000	258,442
5% 10/1/23	70,000	77,029
5% 10/1/24	200,000	224,622
5% 10/1/25	180,000	202,415
5% 10/1/27	85,000	95,296
Series 2016 A:
5% 10/1/28	260,000	300,180
5% 10/1/29	450,000	517,622
5% 10/1/31	785,000	894,829
5% 10/1/36	1,410,000	1,589,338
5% 10/1/40	690,000	768,791
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	152,194
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,347,154
Series 2016 A, 5% 8/15/46	5,165,000	6,029,053
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (a)(d)	3,185,000	3,223,730
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	700,680
Series 2017:
5% 5/1/35	215,000	258,237
5% 5/1/37	270,000	322,510
5% 5/1/41	1,220,000	1,444,260
Series 2016:
5% 5/1/28	85,000	101,516
5% 5/1/32	215,000	253,255
5% 5/1/33	295,000	346,601
Series 2018 A, 5% 2/15/48	325,000	396,949
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	203,662
5% 7/1/26	170,000	208,774
5% 7/1/27	140,000	175,468
Series 2017 B:
5% 7/1/22 (d)	380,000	415,549
5% 7/1/22	50,000	54,962
5% 7/1/23 (d)	260,000	292,427
5% 7/1/23	85,000	96,331
5% 7/1/25 (d)	600,000	709,344
5% 7/1/26 (d)	515,000	622,517
5% 7/1/27 (d)	430,000	529,747
5% 7/1/28 (d)	515,000	631,781
5% 7/1/29 (d)	385,000	469,931
5% 7/1/32 (d)	515,000	620,894
5% 7/1/33 (d)	385,000	463,182
5% 7/1/34 (d)	690,000	827,993
5% 7/1/37 (d)	775,000	922,529
5% 7/1/42 (d)	2,325,000	2,740,106
5% 7/1/47 (d)	3,270,000	3,831,950
Philadelphia Auth. For Indl. Series 2017, 5% 11/1/47	1,360,000	1,527,810
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	494,986
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/20	2,030,000	2,091,296
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,793,866
5% 9/1/26	1,580,000	1,904,579
5% 9/1/27	1,670,000	2,001,679
5% 9/1/28	1,395,000	1,668,936
Series 2016 F:
5% 9/1/28	2,410,000	2,883,252
5% 9/1/29	1,565,000	1,866,732
Series 2018 A:
5% 9/1/36	325,000	392,724
5% 9/1/37	190,000	228,730
5% 9/1/38	300,000	360,276
Series 2018 B, 5% 9/1/43	440,000	523,107
Series F, 5% 9/1/30	1,170,000	1,390,381
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,486,028
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	848,463
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	531,829
4% 6/1/49	1,135,000	1,262,653
5% 6/1/44	830,000	1,017,356
5% 6/1/49	1,325,000	1,613,956
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	258,020
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,110,403
5% 8/1/48	4,165,000	4,792,999

TOTAL PENNSYLVANIA		91,675,333

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	154,913
5% 9/1/36	1,210,000	1,372,975
Series 2016, 5% 5/15/39	1,085,000	1,247,663
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	415,000	454,255
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	595,000	626,803

TOTAL RHODE ISLAND		3,856,609

South Carolina - 3.2%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	620,365
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	553,176
5% 12/1/26	240,000	281,974
5% 12/1/28	975,000	1,144,494
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	620,000	683,699
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	550,000	611,424
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	1,565,000	1,739,779
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	900,000	1,026,522
Series 2015, 5.25% 7/1/55 (d)	1,095,000	1,255,615
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,866,201
Series 2014 A:
5% 12/1/49	2,330,000	2,602,470
5.5% 12/1/54	2,700,000	3,075,057
Series 2014 C, 5% 12/1/46	810,000	916,183
Series 2015 A, 5% 12/1/50	1,075,000	1,221,060
Series 2015 C, 5% 12/1/22	1,455,000	1,612,577
Series 2015 E, 5.25% 12/1/55	1,290,000	1,493,988
Series 2016 A:
5% 12/1/29	515,000	619,658
5% 12/1/38	50,000	58,592
Series 2016 B:
5% 12/1/31	190,000	229,229
5% 12/1/41	2,600,000	3,060,746
Series A, 5% 12/1/23	1,305,000	1,486,147
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,225,000	3,460,619
4% 4/15/48	2,250,000	2,400,143
5% 4/15/48	2,205,000	2,559,410

TOTAL SOUTH CAROLINA		40,579,128

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	139,725
Series 2017:
5% 7/1/26	50,000	60,794
5% 7/1/28	50,000	61,541
5% 7/1/29	100,000	122,949

TOTAL SOUTH DAKOTA		385,009

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	189,951
5% 7/1/24	255,000	286,309
5% 7/1/25	255,000	285,814
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,400,060
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	1,000,000	1,032,270
5.75% 7/1/24 (d)	690,000	712,218
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (d)	440,000	496,166

TOTAL TENNESSEE		5,402,788

Texas - 9.7%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	20,000	20,058
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	535,000	555,886
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	170,000	198,898
5% 11/15/27 (d)	215,000	250,739
5% 11/15/28 (d)	260,000	302,526
5% 11/15/39 (d)	1,960,000	2,224,855
5% 11/15/44 (d)	4,795,000	5,415,665
Series 2017 B:
5% 11/15/28 (d)	170,000	205,702
5% 11/15/30 (d)	265,000	318,774
5% 11/15/32 (d)	210,000	250,942
5% 11/15/35 (d)	215,000	255,201
5% 11/15/37 (d)	245,000	289,274
5% 11/15/41 (d)	980,000	1,147,825
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	482,010
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	263,333
5% 1/1/30	285,000	332,877
5% 1/1/31	80,000	93,050
5% 1/1/32	170,000	197,088
5% 1/1/40	1,000,000	1,141,370
5% 1/1/45	1,205,000	1,364,554
Series 2016:
5% 1/1/40	170,000	195,762
5% 1/1/46	120,000	136,897
Coppell Independent School District 0% 8/15/20	345,000	341,047
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	275,000	301,400
5% 7/15/24	390,000	427,101
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	755,000	858,858
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	537,845
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	475,000	502,811
Series 2012 H, 5% 11/1/42 (d)	645,000	682,765
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	1,135,000	1,408,285
5% 2/15/30	285,000	352,365
Dallas Independent School District Series 2016 A, 4% 2/15/29	250,000	280,858
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,410,140
DeSoto Independent School District 0% 8/15/20	575,000	567,724
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	260,000	290,020
5.25% 10/1/51	10,345,000	11,742,816
5.5% 4/1/53	1,110,000	1,252,546
Series 2018 A:
5% 10/1/38	550,000	674,168
5% 10/1/43	170,000	205,496
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	1,035,062
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	274,052
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	157,522
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	467,836
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	729,848
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,419,100
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	515,000	545,931
5% 7/1/24 (d)	215,000	227,836
5% 7/1/25 (d)	260,000	275,428
Series 2012 A:
5% 7/1/21 (d)	650,000	688,844
5% 7/1/23 (d)	865,000	944,943
Series 2018 A, 5% 7/1/41 (d)	3,000,000	3,601,320
Series 2018 C:
5% 7/1/29 (d)	345,000	430,764
5% 7/1/30 (d)	365,000	453,060
5% 7/1/31 (d)	260,000	321,100
5% 7/1/32 (d)	300,000	368,943
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	808,853
5% 3/1/30	860,000	1,059,537
5% 3/1/31	800,000	981,168
5% 3/1/32	340,000	415,351
Houston Independent School District Series 2017, 5% 2/15/35	585,000	712,074
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	597,869
Series 2016 B, 5% 11/15/33	480,000	583,147
Series 2018 D, 5% 11/15/43	610,000	751,862
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	95,099
5% 10/15/30	325,000	383,074
5% 10/15/32	170,000	197,929
5% 10/15/36	115,000	132,389
5% 10/15/37	195,000	223,554
5% 10/15/38	275,000	314,699
5% 10/15/44	270,000	306,134
Laredo Independent School District Series 2018, 5% 8/1/40	1,000,000	1,217,010
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	170,000	202,497
5% 11/1/27 (d)	370,000	439,423
5% 11/1/28 (d)	570,000	675,074
5% 11/1/29 (d)	345,000	407,014
5% 11/1/32 (d)	635,000	741,877
Series 2017:
5% 11/1/22 (d)	130,000	143,722
5% 11/1/23 (d)	190,000	215,870
5% 11/1/24 (d)	170,000	198,239
5% 11/1/25 (d)	170,000	203,074
5% 11/1/26 (d)	170,000	207,533
5% 11/1/27 (d)	170,000	206,705
5% 11/1/28 (d)	300,000	363,618
5% 11/1/29 (d)	215,000	259,438
5% 11/1/30 (d)	170,000	203,978
5% 11/1/31 (d)	385,000	460,075
5% 11/1/32 (d)	445,000	530,062
5% 11/1/33 (d)	170,000	202,133
5% 11/1/34 (d)	170,000	201,617
5% 11/1/36 (d)	170,000	200,712
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	380,000	449,586
5% 5/15/30	860,000	1,012,788
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	162,923
5% 8/15/29	345,000	427,724
5% 8/15/47	395,000	468,754
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	147,416
5% 4/1/30	590,000	688,884
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	203,312
5% 1/1/33	205,000	249,272
5% 1/1/34	260,000	315,523
5% 1/1/34	515,000	700,441
5% 1/1/35	380,000	459,963
5% 1/1/36	1,035,000	1,248,355
5% 1/1/37	1,375,000	1,653,369
5% 1/1/38	560,000	620,878
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	172,526
5% 1/1/30	75,000	89,510
5% 1/1/31	100,000	118,941
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,752,980
Series 2014 A, 5% 1/1/25	1,035,000	1,188,749
Series 2015 A, 5% 1/1/32	575,000	668,392
Series 2015 B, 5% 1/1/40	1,720,000	1,905,743
Series 2016 A, 5% 1/1/36	215,000	253,565
Series 2017 A, 5% 1/1/39	5,620,000	6,850,780
Series 2018:
4% 1/1/37	5,015,000	5,645,436
4% 1/1/38	4,365,000	4,897,312
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	555,000	556,980
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	480,000	481,713
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	375,000	469,538
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	907,619
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	94,172
5% 10/1/30	120,000	149,822
5% 10/1/31	110,000	136,521
5% 10/1/39	215,000	261,081
5% 10/1/40	170,000	206,011
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	762,312
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	951,530
5% 2/15/25	145,000	171,518
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,130,000	1,168,861
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	1,200,000	1,336,908
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	660,000	661,571
Series 2019 E2, 2.25%, tender 8/1/22 (a)	2,960,000	2,980,187
Series 2017 B, 5% 10/1/36	665,000	818,209
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	2,580,000	3,003,094
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	689,102
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	2,000,000	2,440,020
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,274,006
5% 2/15/33	690,000	823,653
5% 2/15/34	860,000	1,024,656
5% 2/15/35	860,000	1,022,334
5% 2/15/36	515,000	611,645
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	360,000	440,006
Series 2018 A, 5% 4/15/44	170,000	205,970
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	429,044
Weatherford Independent School District 0% 2/15/33	1,200,000	889,692

TOTAL TEXAS		123,584,427

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	345,000	376,688
5% 7/1/24 (d)	300,000	345,693
5% 7/1/25 (d)	345,000	407,459
5% 7/1/27 (d)	730,000	899,929
5% 7/1/29 (d)	640,000	783,245
5% 7/1/30 (d)	475,000	578,617
5% 7/1/31 (d)	905,000	1,098,127
5% 7/1/32 (d)	990,000	1,196,712
5% 7/1/33 (d)	690,000	832,306
5% 7/1/34 (d)	1,625,000	1,955,119
5% 7/1/35 (d)	690,000	828,048
5% 7/1/36 (d)	930,000	1,113,461
5% 7/1/37 (d)	730,000	871,248
5% 7/1/42 (d)	4,220,000	4,986,521
Series 2018 A:
5% 7/1/33 (d)	1,655,000	2,033,532
5.25% 7/1/48 (d)	1,215,000	1,478,436
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	545,000	599,832

TOTAL UTAH		20,384,973

Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	896,002
5% 10/15/46	980,000	1,104,734
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A:
5% 6/15/27 (d)	1,000,000	1,205,320
5% 6/15/29 (d)	1,700,000	2,110,567

TOTAL VERMONT		5,316,623

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	930,033
5% 6/15/30	215,000	246,835
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	116,518
Series 2016:
4% 6/15/37	125,000	134,340
5% 6/15/27	260,000	314,153
5% 6/15/30	110,000	131,828
5% 6/15/33	75,000	88,892
5% 6/15/34	140,000	165,371
5% 6/15/35	380,000	447,841
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	197,673
5% 1/1/40	385,000	445,264
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	188,124
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	1,035,000	1,108,309
5% 1/1/40 (d)	205,000	218,489
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	509,215
5% 1/1/34	260,000	303,776
5% 1/1/35	260,000	303,423
5% 1/1/44	170,000	194,473

TOTAL VIRGINIA		6,044,557

Washington - 1.4%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	349,182
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	600,000	718,752
5% 10/1/30 (d)	345,000	410,598
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	230,000	243,565
5% 6/1/22 (d)	170,000	185,572
5% 6/1/24 (d)	270,000	303,472
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,081,697
5% 12/1/27	710,000	794,242
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	679,093
5% 2/1/34	715,000	835,842
Series 2017 D, 5% 2/1/33	610,000	747,738
Series R-2017 A, 5% 8/1/30	350,000	428,043
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	166,104
5% 7/1/27	265,000	329,289
5% 7/1/28	325,000	407,056
5% 7/1/29	125,000	155,838
5% 7/1/30	150,000	185,958
5% 7/1/31	180,000	221,924
5% 7/1/32	345,000	423,356
5% 7/1/33	490,000	599,113
5% 7/1/34	115,000	139,839
5% 7/1/42	1,650,000	1,953,650
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	976,527
Series 2015:
5% 1/1/25	345,000	403,881
5% 1/1/27	400,000	469,884
Series 2017, 4% 8/15/42	2,055,000	2,157,216
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	436,256
5% 10/1/28	380,000	446,967
5% 10/1/35	390,000	449,303
5% 10/1/36	590,000	678,299
5% 10/1/40	580,000	659,083

TOTAL WASHINGTON		18,037,339

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	535,000	534,707
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	345,472
5% 1/1/32	230,000	282,173
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,310,000	1,492,208

TOTAL WEST VIRGINIA		2,654,560

Wisconsin - 2.2%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,748,396
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017, 5% 9/30/49 (d)	3,340,000	3,440,601
(Denver Int'l. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/25 (d)	585,000	602,509
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (e)	50,000	52,320
5% 5/15/25 (e)	190,000	217,001
5% 5/15/28 (e)	230,000	263,702
5.25% 5/15/37 (e)	70,000	79,271
5.25% 5/15/42 (e)	85,000	95,410
5.25% 5/15/47 (e)	85,000	95,083
5.25% 5/15/52 (e)	160,000	178,541
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,234,154
5% 1/1/42	890,000	980,584
Series 2018 A:
5.25% 10/1/43	1,595,000	1,851,205
5.25% 10/1/48	1,595,000	1,843,294
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	150,000	166,598
5% 10/1/48 (e)	180,000	199,397
5% 10/1/53 (e)	310,000	342,513
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,020,975
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	850,000	919,726
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	200,000	206,546
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	340,000	351,128
Series 2014:
4% 5/1/33	605,000	636,896
5% 5/1/22	135,000	145,314
Series 2016 A:
5% 2/15/28	410,000	485,530
5% 2/15/29	530,000	625,601
5% 2/15/30	585,000	687,609
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	205,000	234,184
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	75,000	89,881
Series 2017 A:
5% 9/1/29	1,000,000	1,184,000
5% 9/1/31	170,000	198,868
5% 9/1/33	295,000	342,008
5% 9/1/35	325,000	373,308
Series 2018, 5% 4/1/34	2,000,000	2,482,640
Series 2019:
5% 10/1/30 (c)	405,000	515,816
5% 10/1/32 (c)	850,000	1,076,245
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	495,000	510,286
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	205,000	231,927
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,020,000	1,153,977
Series 2012:
4% 10/1/23	430,000	461,618
5% 6/1/27	385,000	413,771

TOTAL WISCONSIN		27,738,433

TOTAL MUNICIPAL BONDS
(Cost $1,169,237,727)		1,252,786,347
	Shares	Value

Money Market Funds - 1.8%
Fidelity Municipal Cash Central Fund 1.67% (g)(h)
(Cost $22,792,007)	22,789,721	22,791,946
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,192,029,734)		1,275,578,293
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,215,781
NET ASSETS - 100%		$1,277,794,074

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,921,928 or 0.9% of net assets.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$483,303
Total	$483,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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